Share-based payments (Tables)	12 Months Ended
Jun. 30, 2026
Share-based Payments
Schedule of share based payments

Counterparty	Grant date	Shares issued	Restriction	Fair value per share (USD)	Total fair value (USD)
Uniqus Consultech Inc — purchase price allocation services	12 Feb 2026	84,306	12-month lock-up	10.17	857,392
Maxim Group LLC — go-public services (restricted tranche)	12 Feb 2026	1,296,978	6-month lock-up	10.17	13,190,266
Maxim Group LLC — go-public services (unrestricted tranche)	12 Feb 2026	50,000	None	10.17	508,500
Karmic Trading Pty Ltd, Shaishavkumar Patel and 5K Enterprises Pty Ltd — consulting services	12 Feb 2026	26,275	12-month lock-up	10.17	267,217
Broker of the vendors of Mirragin RAS Consulting Pty Ltd — services in connection with the acquisition (Note 37)	12 Feb 2026	17,699	As for the consideration shares	10.17	180,000
		1,475,258			15,003,375
Less: difference from translating the charge at the average rate for the year, recognised in the foreign currency translation reserve					(689,709)
Share-based payment expense recognised in profit or loss					14,313,666